UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2008

Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Value Fund

3	President's Letter
5	Illustration of Fund Expenses
8	Waddell & Reed Advisors Dividend Opportunities Fund
21	Waddell & Reed Advisors Energy Fund
32	Waddell & Reed Advisors Value Fund
45	Notes to Financial Statements
58	Renewal of Investment Management Agreement
66	Shareholder Meeting Results
70	Proxy Voting Information
70	Quarterly Portfolio Schedule Information
70	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Select Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Select Funds, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2008

DEAR SHAREHOLDER:

Not since the 1930s have investors faced so many challenges. A severe global credit crunch took hold this past calendar year as commodity prices collapsed. The financial sector faced extreme stress as the country's largest savings and loan, its largest insurer, its two largest mortgage providers, its largest brokerage firm and a leading commercial bank all either were the subject of a takeover, government bailout or failure.

Since June 2008, confidence has been shaken in equity and corporate bond markets around the globe, and mutual fund returns of the past year reflect the emotional insecurity that comes with hard times and recession. One encouraging sign is that it appeared to us that the equity market's long process of forming a bottom may have begun in late autumn. Also, in some parts of the fixed-income market, there were tremendous rallies in late 2008. Most occurred in government-supported securities, where the U.S. government either slashed rates or had indicated or purchased securities bonds through the Federal Reserve or the U.S. Treasury. Enclosed is our report on your Waddell & Reed Advisors equity funds' operations for the six-month period ended Dec. 31, 2008. For the same six-month period, the Standard & Poor's 500 Index dropped 22.56 percent.

A need for global leadership

We believe that today's U.S. government safety nets and financial safeguards - including the Fed, deposit insurance on bank accounts, unemployment insurance, municipal bond default insurance and social security - are likely to help cushion the effects of the economic downturn that our country now faces. However, the scope of the current financial crisis is global, and this is a new phenomenon. It will likely test whether we are becoming one world that can act together for the common good, or one where national trade supremacy, resource hoarding or parochial political interests take precedence. We are encouraged by the new Obama administration's swift steps to build a team that we hope can learn from the many lessons of history and take additional action to revive economic growth and restore investor faith.

As shown in the Economic Snapshot table that accompanies this letter, the U.S. economy at Dec. 31, 2008 is not in as good as shape as it was six months earlier. The unemployment rate is higher. The economy is shrinking. For consumers, the good news is that inflation is much lower and oil prices are less than a third what they were six months ago. Mortgage rates are also lower, and could be headed further down.

Economic Snapshot
	12-31-2008	6-30-2008

U.S. unemployment rate	7.20%	5.50%
Inflation (U.S. Consumer Price Index)	0.10%	5.00%
U.S. GDP	-3.80%	1.90%
30 year fixed mortgage rate	5.10%	6.45%
Oil price per barrel	$44.60	$140.00

Source: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision.

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

We believe that the investing and economic climate will get better in time, although not right away. With perseverance, initiative and ingenuity, we believe the strengths of our nation's character will surface and prosperity will be restored. In this uncertain environment, we believe a very strong effort to manage risk is paramount. With that approach in mind, we will strive to earn your continued confidence.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Select Funds, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2008.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Opportunities Fund Expenses
For the Six Months Ended December 31, 2008	Beginning Account Value 6-30-08	Ending Account Value 12-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$686.10	1.37%	$5.82
Class B	$1,000	$683.20	2.36%	$10.02
Class C	$1,000	$683.30	2.26%	$9.59
Class Y	$1,000	$688.10	0.97%	$4.14
Based on 5% Return(2)
Class A	$1,000	$1,018.31	1.37%	$6.96
Class B	$1,000	$1,013.31	2.36%	$11.98
Class C	$1,000	$1,013.81	2.26%	$11.48
Class Y	$1,000	$1,020.31	0.97%	$4.95

Energy Fund Expenses
For the Six Months Ended December 31, 2008	Beginning Account Value 6-30-08	Ending Account Value 12-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$460.10	1.73%	$6.35
Class B	$1,000	$458.10	2.80%	$10.28
Class C	$1,000	$458.60	2.56%	$9.41
Class Y	$1,000	$461.80	1.15%	$4.24
Based on 5% Return(2)
Class A	$1,000	$1,016.51	1.73%	$8.77
Class B	$1,000	$1,011.11	2.80%	$14.18
Class C	$1,000	$1,012.31	2.56%	$12.98
Class Y	$1,000	$1,019.41	1.15%	$5.86

See Footnotes on page 7.

Value Fund Expenses
For the Six Months Ended December 31, 2008	Beginning Account Value 6-30-08	Ending Account Value 12-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$746.70	1.45%	$6.38
Class B	$1,000	$742.20	2.44%	$10.71
Class C	$1,000	$743.20	2.38%	$10.46
Class Y	$1,000	$748.40	0.93%	$4.11
Based on 5% Return(2)
Class A	$1,000	$1,017.91	1.45%	$7.37
Class B	$1,000	$1,012.91	2.44%	$12.38
Class C	$1,000	$1,013.21	2.38%	$12.08
Class Y	$1,000	$1,020.51	0.93%	$4.75

*Fund Expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2008, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF DIVIDEND OPPORTUNITIES FUND

Portfolio Highlights

On December 31, 2008, Waddell & Reed Advisors Dividend Opportunities Fund had net assets totaling $555,874 (in thousands) invested in a diversified portfolio of:

83.08%	Domestic Common Stocks
8.63%	Cash and Cash Equivalents
8.29%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2008, your fund owned:

Stocks	$91.37
Energy	$17.62
Consumer Staples	$17.30
Financials	$15.67
Industrials	$13.79
Information Technology	$10.03
Materials	$5.16
Health Care	$5.10
Consumer Discretionary	$3.77
Utilities	$2.45
Telecommunication Services	$0.48
Cash and Cash Equivalents	$8.63

The Investments of Dividend Opportunities Fund
December 31, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.44%
Raytheon Company	265	$13,541

Asset Management & Custody Banks - 0.79%
AllianceBernstein Holding L.P.	210	4,366

Communications Equipment - 4.32%
Consolidated Communications Holdings, Inc.	450	5,342
Nokia Corporation, Series A, ADR	509	7,935
QUALCOMM Incorporated	299	10,709
		23,986
Computer Hardware - 1.42%
Hewlett-Packard Company	217	7,888

Construction & Engineering - 3.42%
Chicago Bridge & Iron Company N.V., NY Shares	459	4,609
Fluor Corporation	321	14,410
		19,019
Construction & Farm Machinery & Heavy Trucks - 3.44%
Caterpillar Inc.	144	6,426
Deere & Company	332	12,720
		19,146
Consumer Finance - 1.12%
Capital One Financial Corporation	196	6,247

Data Processing & Outsourced Services - 0.61%
Visa Inc., Class A	64	3,375

Department Stores - 0.88%
Nordstrom, Inc.	367	4,889

Distillers & Vintners - 1.66%
Diageo plc, ADR	163	9,254

Diversified Banks - 4.58%
U.S. Bancorp	378	9,446
Wells Fargo & Company	544	16,023
		25,469
Diversified Metals & Mining - 0.89%
Rio Tinto plc, ADR	55	4,921

Electrical Components & Equipment - 1.19%
Emerson Electric Co.	180	6,584

Fertilizers & Agricultural Chemicals - 1.86%
Monsanto Company	147	10,366

General Merchandise Stores - 0.43%
Target Corporation	70	2,408

Health Care Equipment - 1.43%
Medtronic, Inc.	252	7,913

Hotels, Resorts & Cruise Lines - 0.54%
Starwood Hotels & Resorts Worldwide, Inc.	168	2,998

Household Products - 6.13%
Colgate-Palmolive Company	317	21,720
Procter & Gamble Company (The)	200	12,346
		34,066
Independent Power Producers & Energy Traders - 1.29%
NRG Energy, Inc. (A)	307	7,168

Industrial Gases - 1.18%
Air Products and Chemicals, Inc.	131	6,570

Integrated Oil & Gas - 5.67%
BP p.l.c., ADR	174	8,124
Exxon Mobil Corporation	293	23,422
		31,546
Integrated Telecommunication Services - 0.48%
Iowa Telecommunications Services, Inc.	189	2,700

Multi-Utilities - 1.16%
Dominion Resources, Inc.	180	6,451

Office REITs - 0.75%
Douglas Emmett, Inc.	320	4,179

Oil & Gas Drilling - 0.43%
Transocean Inc. (A)	50	2,372

Oil & Gas Equipment & Services - 5.64%
Halliburton Company	228	4,147
National Oilwell Varco, Inc. (A)	225	5,492
Schlumberger Limited	314	13,270
Smith International, Inc.	201	4,589
Weatherford International Ltd. (A)	359	3,883
		31,381
Oil & Gas Exploration & Production - 3.02%
Apache Corporation	130	9,674
XTO Energy Inc.	201	7,096
		16,770
Oil & Gas Storage & Transportation - 2.86%
El Paso Pipeline Partners, L.P.	373	5,814
Enbridge Inc.	148	4,814
NuStar GP Holdings, LLC	297	5,256
		15,884
Other Diversified Financial Services - 3.22%
Bank of America Corporation	196	2,766
J.P. Morgan Chase & Co.	479	15,102
		17,868
Pharmaceuticals - 3.67%
Abbott Laboratories	383	20,414

Property & Casualty Insurance - 2.62%
ACE Limited	121	6,403
Allstate Corporation (The)	80	2,621
Travelers Companies, Inc. (The)	123	5,551
		14,575
Railroads - 3.30%
Burlington Northern Santa Fe Corporation	93	7,030
Union Pacific Corporation	237	11,319
		18,349
Restaurants - 1.92%
McDonald's Corporation	171	10,647

Semiconductors - 2.43%
Microchip Technology Incorporated	693	13,527

Soft Drinks - 3.86%
Coca-Cola Company (The)	236	10,702
PepsiCo, Inc.	196	10,732
		21,434
Specialized Finance - 2.59%
CME Group Inc.	46	9,646
IntercontinentalExchange, Inc. (A)	58	4,765
		14,411
Steel - 1.23%
Nucor Corporation	148	6,829

Systems Software - 1.25%
Microsoft Corporation	359	6,969

Tobacco - 5.65%
Lorillard, Inc.	252	14,195
Philip Morris International Inc.	395	17,197
		31,392

TOTAL COMMON STOCKS - 91.37%		$507,872
(Cost: $599,618)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$ 1,336	1,336
AT&T Inc.,
0.180%, 2-12-09	5,000	4,999
Campbell Soup Co.,
0.050%, 1-28-09	3,000	3,000
Eli Lilly and Company,
0.500%, 1-5-09	5,009	5,009
ITT Corporation,
2.000%, 1-5-09	2,000	1,999
Kitty Hawk Funding Corp.,
0.750%, 3-17-09	5,000	4,992
McCormick & Co. Inc.,
1.450%, 2-27-09	5,000	4,988
PepsiCo, Inc.,
0.100%, 1-28-09	5,000	5,000
Siemens Capital Corp.,
0.150%, 1-8-09	5,000	5,000
Toyota Motor Credit Corporation,
0.550%, 1-28-09	10,000	9,996

TOTAL SHORT-TERM SECURITIES - 8.33%		$46,319
(Cost: $46,319)

TOTAL INVESTMENT SECURITIES - 99.70%		$554,191
(Cost: $645,937)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.30%		1,683

NET ASSETS - 100.00%		$555,874

Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      DIVIDEND OPPORTUNITIES FUND
      December 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value: (cost - $645,937)	$554,191
Receivables:
Fund shares sold	1,820
Dividends and interest	1,389
Prepaid and other assets	45

Total assets	557,445

LIABILITIES
Payable to Fund shareholders	1,177
Accrued shareholder servicing	202
Accrued distribution and service fees	103
Due to custodian	27
Accrued accounting services fee	12
Accrued management fee	11
Other	39

Total liabilities	1,571

Total net assets	$555,874

NET ASSETS
$0.001 par value capital stock:
Capital stock	$51
Additional paid-in capital	668,568
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	129
Accumulated net realized loss on investment transactions	(21,129)
Net unrealized depreciation in value of investments	(91,745)

Net assets applicable to outstanding units of capital	$555,874

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.96
Class B	$10.88
Class C	$10.89
Class Y	$10.97
Capital shares outstanding:
Class A	46,593
Class B	1,712
Class C	1,512
Class Y	917
Capital shares authorized	330,000

See Accompanying Notes to Financial Statements.

Statement of Operations
      DIVIDEND OPPORTUNITIES FUND
      For the Six Months Ended December 31, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $3)	$7,469
Interest and amortization	700

Total income	8,169

Expenses:
Investment management fee	2,169
Shareholder servicing:
Class A	848
Class B	61
Class C	39
Class Y	8
Distribution and service fees:
Class A	707
Class B	117
Class C	90
Accounting services fee	77
Legal fees	18
Audit fees	16
Custodian fees	14
Other	279

Total expenses	4,443

Net investment income	3,726

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Realized net loss on investments	(12,432)
Unrealized depreciation in value of investments during the period	(222,469)

Net loss on investments	(234,901)

Net decrease in net assets resulting from operations	$(231,175)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      DIVIDEND OPPORTUNITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended December 31, 2008	For the fiscal year ended June 30, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,726	$4,275
Realized net loss on investments	(12,432)	(8,662)
Unrealized depreciation	(222,469)	(15,048)

Net decrease in net assets resulting from operations	(231,175)	(19,435)

Distributions to shareholders from:
Net investment income:
Class A	(3,871)	(4,025)
Class B	(30)	(57)
Class C	(33)	(49)
Class Y	(95)	(140)
Realized gains on investment transactions:
Class A	––	(8,976)
Class B	––	(473)
Class C	––	(350)
Class Y	––	(208)

	(4,029)	(14,278)

Capital share transactions	58,948	136,537

Total increase (decrease)	(176,256)	102,824
NET ASSETS
Beginning of period	732,130	629,306

End of period	$555,874	$732,130

Accumulated undistributed net investment income	$129	$432

See Accompanying Notes to Financial Statements.

Financial Highlights
      DIVIDEND OPPORTUNITIES FUND(1)
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,							For the period from 7-1-03(2) to
	12-31-08		2008	2007		2006		2005		6-30-04

Net asset value, beginning of period	$16.09		$16.79		$14.76		$12.51		$11.26		$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.11		0.18		0.16		0.13		0.07
Net realized and unrealized gain (loss) on investments	(5.12)		(0.46)		2.27		2.25		1.28		1.25

Total from investment operations	(5.04)		(0.35)		2.45		2.41		1.41		1.32

Less distributions from:
Net investment income	(0.09)		(0.11)		(0.18)		(0.16)		(0.13)		(0.06)
Capital gains	(0.00)		(0.24)		(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.09)		(0.35)		(0.42)		(0.16)		(0.16)		(0.06)

Net asset value, end of period	$10.96		$16.09		$16.79		$14.76		$12.51		$11.26

Total return(3)	-31.39%		-2.22%		16.87%		19.31%		12.59%		13.18%
Net assets, end of period (in millions)	$511		$667		$559		$365		$228		$132
Ratio of expenses to average net assets including expense waiver	1.37	%(4)	1.25%		1.25%		1.27%		1.32%		1.40%
Ratio of net investment income to average net assets including expense waiver	1.26	%(4)	0.67%		1.18%		1.17%		1.20%		0.84%
Ratio of expenses to average net assets excluding expense waiver	1.37	%(4)(5)	1.25	%(5)	1.25	%(5)	1.27	%(5)	1.32	%(5)	1.41%
Ratio of net investment income to average net assets excluding expense waiver	1.26	%(4)(5)	0.67	%(5)	1.18	%(5)	1.17	%(5)	1.20	%(5)	0.83%
Portfolio turnover rate	9%		29%		28%		15%		28%		27%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      DIVIDEND OPPORTUNITIES FUND(1)
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,							For the period from 7-1-03(2) to
	12-31-08		2008	2007		2006		2005		6-30-04

Net asset value, beginning of period	$15.95		$16.72		$14.71		$12.46		$11.22		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.04)		0.04		0.03		0.03		(0.00)
Net realized and unrealized gain (loss) on investments	(5.07)		(0.46)		2.25		2.24		1.27		1.22

Total from investment operations	(5.05)		(0.50)		2.29		2.27		1.30		1.22

Less distributions from:
Net investment income	(0.02)		(0.03)		(0.04)		(0.02)		(0.03)		(0.00)
Capital gains	(0.00)		(0.24)		(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.02)		(0.27)		(0.28)		(0.02)		(0.06)		(0.00)

Net asset value, end of period	$10.88		$15.95		$16.72		$14.71		$12.46		$11.22

Total return	-31.68%		-3.12%		15.72%		18.24%		11.57%		12.20%
Net assets, end of period (in millions)	$19		$30		$31		$22		$16		$10
Ratio of expenses to average net assets including expense waiver	2.36	%(3)	2.16%		2.19%		2.20%		2.26%		2.30%
Ratio of net investment income (loss) to average net assets including expense waiver	0.27	%(3)	-0.21%		0.25%		0.22%		0.26%		-0.06%
Ratio of expenses to average net assets excluding expense waiver	2.36	%(3)(4)	2.16	%(4)	2.19	%(4)	2.20	%(4)	2.26	%(4)	2.31%
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.27	%(3)(4)	-0.21	%(4)	0.25	%(4)	0.22	%(4)	0.26	%(4)	-0.07%
Portfolio turnover rate	9%		29%		28%		15%		28%		27%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      DIVIDEND OPPORTUNITIES FUND(1)
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,							For the period from 7-1-03(2) to
	12-31-08		2008	2007		2006		2005		6-30-04

Net asset value, beginning of period	$15.97		$16.73		$14.71		$12.47		$11.23		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.03)		0.05		0.04		0.04		(0.00)
Net realized and unrealized gain (loss) on investments	(5.08)		(0.46)		2.26		2.23		1.26		1.23

Total from investment operations	(5.06)		(0.49)		2.31		2.27		1.30		1.23

Less distributions from:
Net investment income	(0.02)		(0.03)		(0.05)		(0.03)		(0.03)		(0.00)
Capital gains	(0.00)		(0.24)		(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.02)		(0.27)		(0.29)		(0.03)		(0.06)		(0.00)

Net asset value, end of period	$10.89		$15.97		$16.73		$14.71		$12.47		$11.23

Total return	-31.67%		-3.03%		15.85%		18.22%		11.59%		12.30%
Net assets, end of period (in millions)	$16		$22		$24		$18		$11		$8
Ratio of expenses to average net assets including expense waiver	2.26	%(3)	2.10%		2.12%		2.14%		2.19%		2.24%
Ratio of net investment income (loss) to average net assets including expense waiver	0.37	%(3)	-0.15%		0.32%		0.29%		0.32%		0.00%
Ratio of expenses to average net assets excluding expense waiver	2.26	%(3)(4)	2.10	%(4)	2.12	%(4)	2.14	%(4)	2.19	%(4)	2.25%
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.37	%(3)(4)	-0.15	%(4)	0.32	%(4)	0.29	%(4)	0.32	%(4)	-0.01%
Portfolio turnover rate	9%		29%		28%		15%		28%		27%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      DIVIDEND OPPORTUNITIES FUND(1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,							For the period from 7-1-03(2) to
	12-31-08		2008	2007		2006		2005		6-30-04

Net asset value, beginning of period	$16.09		$16.79		$14.76		$12.51		$11.26		$10.00

Income (loss) from investment operations:
Net investment income	0.10		0.18		0.24		0.20		0.18		0.07
Net realized and unrealized gain (loss) on investments	(5.11)		(0.47)		2.27		2.25		1.28		1.28

Total from investment operations	(5.01)		(0.29)		2.51		2.45		1.46		1.35

Less distributions from:
Net investment income	(0.11)		(0.17)		(0.24)		(0.20)		(0.18)		(0.09)
Capital gains	(0.00)		(0.24)		(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.11)		(0.41)		(0.48)		(0.20)		(0.21)		(0.09)

Net asset value, end of period	$10.97		$16.09		$16.79		$14.76		$12.51		$11.26

Total return	-31.19%		-1.90%		17.25%		19.71%		13.01%		13.58%
Net assets, end of period (in millions)	$10		$13		$15		$12		$10		$8
Ratio of expenses to average net assets including expense waiver	0.97	%(3)	0.91%		0.92%		0.94%		0.96%		1.01%
Ratio of net investment income to average net assets including expense waiver	1.66	%(3)	1.05%		1.52%		1.49%		1.56%		1.03%
Ratio of expenses to average net assets excluding expense waiver	0.97	%(3)(4)	0.91	%(4)	0.92	%(4)	0.94	%(4)	0.96	%(4)	1.02%
Ratio of net investment income to average net assets excluding expense waiver	1.66	%(3)(4)	1.05	%(4)	1.52	%(4)	1.49	%(4)	1.56	%(4)	1.02%
Portfolio turnover rate	9%		29%		28%		15%		28%		27%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF ENERGY FUND

Portfolio Highlights

On December 31, 2008, Waddell & Reed Advisors Energy Fund had net assets totaling $146,544 (in thousands) invested in a diversified portfolio of:

82.69%	Domestic Common Stocks
14.10%	Foreign Common Stocks
3.21%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2008, your fund owned:

Stocks	$96.79
Energy	$77.69
Industrials	$9.29
Utilities	$6.02
Financials	$1.94
Information Technology	$1.32
Materials	$0.53
Cash and Cash Equivalents	$3.21

The Investments of Energy Fund
December 31, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 2.87%
Arch Coal, Inc.	55	$903
Cameco Corporation	37	636
CONSOL Energy Inc.	31	874
Foundation Coal Holdings, Inc.	34	483
Peabody Energy Corporation	57	1,304
		4,200
Construction & Engineering - 5.40%
Chicago Bridge & Iron Company N.V., NY Shares	127	1,281
Fluor Corporation	99	4,453
Jacobs Engineering Group Inc. (A)	45	2,184
		7,918
Construction & Farm Machinery & Heavy Trucks - 0.83%
Bucyrus International, Inc., Class A	66	1,221

Diversified Metals & Mining - 0.53%
BHP Billiton Limited, ADR	18	776

Electric Utilities - 4.00%
Entergy Corporation	38	3,167
Exelon Corporation	48	2,695
		5,862
Electrical Components & Equipment - 3.06%
Energy Conversion Devices, Inc. (A)	35	882
First Solar, Inc. (A)	26	3,594
		4,476
Independent Power Producers & Energy Traders - 2.02%
Mirant Corporation (A)	67	1,256
NRG Energy, Inc. (A)	73	1,704
		2,960
Integrated Oil & Gas - 18.13%
BP p.l.c., ADR	75	3,492
ConocoPhillips	59	3,061
Exxon Mobil Corporation	88	7,017
Hess Corporation	48	2,591
Marathon Oil Corporation	59	1,603
Occidental Petroleum Corporation	76	4,541
Petroleo Brasileiro S.A. - Petrobras, ADR	98	2,388
Suncor Energy Inc.	96	1,875
		26,568
Oil & Gas Drilling - 6.16%
ENSCO International Incorporated	46	$1,310
Helmerich & Payne, Inc.	132	3,010
Nabors Industries Ltd. (A)	161	1,931
Patterson-UTI Energy, Inc.	107	1,231
Transocean Inc. (A)	33	1,550
		9,032
Oil & Gas Equipment & Services - 20.63%
Baker Hughes Incorporated	49	1,571
BJ Services Company	167	1,950
Cameron International Corporation (A)	137	2,802
Complete Production Services, Inc. (A)	207	1,686
FMC Technologies, Inc. (A)	63	1,512
Halliburton Company	197	3,578
NATCO Group Inc., Class A (A)	62	939
National Oilwell Varco, Inc. (A)	176	4,311
Schlumberger Limited	109	4,625
Smith International, Inc.	101	2,317
Technip SA, ADR	23	719
Tenaris S.A., ADR	75	1,569
Weatherford International Ltd. (A)	245	2,653
		30,232
Oil & Gas Exploration & Production - 23.67%
Anadarko Petroleum Corporation	50	1,943
Apache Corporation	60	4,457
Cabot Oil & Gas Corporation	27	706
CNOOC Limited, ADR	15	1,448
Continental Resources, Inc. (A)	133	2,749
Devon Energy Corporation	59	3,870
EOG Resources, Inc.	52	3,445
Newfield Exploration Company (A)	104	2,059
Noble Energy, Inc.	66	3,239
Southwestern Energy Company (A)	201	5,829
Ultra Petroleum Corp. (A)	50	1,710
XTO Energy Inc.	92	3,240
		34,695
Oil & Gas Refining & Marketing - 2.05%
Sunoco, Inc.	39	1,677
Valero Energy Corporation	61	1,330
		3,007
Oil & Gas Storage & Transportation - 4.18%
El Paso Corporation	204	1,594
El Paso Pipeline Partners, L.P.	108	1,690
Enbridge Inc.	88	2,841
		6,125
Semiconductor Equipment - 1.32%
Applied Materials, Inc.	191	1,931

Specialized Finance - 1.94%
IntercontinentalExchange, Inc. (A)	35	2,844

TOTAL COMMON STOCKS - 96.79%		$141,847
(Cost: $206,967)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$908	908
Caterpillar Inc.,
0.160%, 1-26-09	2,000	2,000
McCormick & Co. Inc.,
0.150%, 1-2-09	1,500	1,500

TOTAL SHORT-TERM SECURITIES - 3.01%		$4,408
(Cost: $4,408)

TOTAL INVESTMENT SECURITIES - 99.80%		$146,255
(Cost: $211,375)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%		289

NET ASSETS - 100.00%		$146,544

Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      ENERGY FUND
      December 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value: (cost - $211,375)	$146,255
Cash	1
Receivables:
Fund shares sold	533
Dividends and interest	151
Prepaid and other assets	39

Total assets	146,979

LIABILITIES
Payable to Fund shareholders	278
Accrued shareholder servicing	108
Accrued distribution and service fees	28
Accrued accounting services fee	6
Accrued management fee	3
Other	12

Total liabilities	435

Total net assets	$146,544

NET ASSETS
$0.001 par value capital stock:
Capital stock	$18
Additional paid-in capital	221,465
Accumulated loss:
Accumulated net investment loss	(738)
Accumulated net realized loss on investment transactions	(9,081)
Net unrealized depreciation in value of investments	(65,120)

Net assets applicable to outstanding units of capital	$146,544

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.94
Class B	$7.72
Class C	$7.78
Class Y	$8.00
Capital shares outstanding:
Class A	17,124
Class B	630
Class C	569
Class Y	156
Capital shares authorized	330,000

See Accompanying Notes to Financial Statements.

Statement of Operations
      ENERGY FUND
      For the Six Months Ended December 31, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT LOSS
Income:
Dividends (net of foreign withholding taxes of $17)	$966
Interest and amortization	166

Total income	1,132

Expenses:
Investment management fee	891
Shareholder servicing:
Class A	474
Class B	29
Class C	18
Class Y	2
Distribution and service fees:
Class A	240
Class B	36
Class C	31
Accounting services fee	40
Audit fees	15
Custodian fees	10
Legal fees	6
Other	75

Total expenses	1,867

Net investment loss	(735)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized net loss on securities	(10,069)
Realized net gain on written options	990

Realized net loss on investments	(9,079)
Unrealized depreciation in value of investments during the period	(165,998)

Net loss on investments	(175,077)

Net decrease in net assets resulting from operations	$(175,812)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      ENERGY FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended December 31, 2008	For the fiscal year ended June 30, 2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(735)	$(1,378)
Realized net gain (loss) on investments	(9,079)	6,196
Unrealized appreciation (depreciation)	(165,998)	72,744

Net increase (decrease) in net assets resulting from operations	(175,812)	77,562

Distributions to shareholders from:
Net investment income:
Class A	––	––
Class B	––	––
Class C	––	––
Class Y	––	––
Realized gains on investment transactions:
Class A	(3,577)	––
Class B	(131)	––
Class C	(115)	––
Class Y	(42)	––

	(3,865)	––

Capital share transactions	12,039	87,534

Total increase (decrease)	(167,638)	165,096
NET ASSETS
Beginning of period	314,182	149,086

End of period	$146,544	$314,182

Accumulated net investment loss	$(738)	$(3)

See Accompanying Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,		For the period from 3-1-06(1) through
	12-31-08		2008	2007	6-30-06

Net asset value, beginning of period	$17.73		$12.45	$10.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.04)	0.00
Net realized and unrealized gain (loss) on investments	(9.53)		5.35	2.06	0.43

Total from investment operations	(9.57)		5.28	2.02	0.43

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.22)		(0.00)	(0.00)	(0.00)

Total distributions	(0.22)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$7.94		$17.73	$12.45	$10.43

Total return(2)	-53.99%		42.41%	19.37%	4.30%
Net assets, end of period (in millions)	$136		$291	$136	$105
Ratio of expenses to average net assets	1.73	%(3)	1.54%	1.74%	1.86	%(3)
Ratio of net investment loss to average net assets	-0.64	%(3)	-0.60%	-0.42%	0.00	%(3)
Portfolio turnover rate	4%		12%	19%	4%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,		For the period from 3-1-06(1) through
	12-31-08		2008	2007	6-30-06

Net asset value, beginning of period	$17.32		$12.28	$10.39	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.16)	(0.14)	(0.03)
Net realized and unrealized gain (loss) on investments	(9.29)		5.20	2.03	0.42

Total from investment operations	(9.39)		5.04	1.89	0.39

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.21)		(0.00)	(0.00)	(0.00)

Total distributions	(0.21)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$7.72		$17.32	$12.28	$10.39

Total return	-54.19%		41.04%	18.19%	3.90%
Net assets, end of period (in millions)	$5		$11	$6	$5
Ratio of expenses to average net assets	2.80	%(2)	2.48%	2.72%	2.78	%(2)
Ratio of net investment loss to average net assets	-1.73	%(2)	-1.53%	-1.41%	-0.92	%(2)
Portfolio turnover rate	4%		12%	19%	4%

(1)Commencement of operations of the class.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,		For the period from 3-1-06(1) through
	12-31-08		2008	2007	6-30-06

Net asset value, beginning of period	$17.43		$12.34	$10.41	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.18)	(0.14)	(0.02)
Net realized and unrealized gain (loss) on investments	(9.36)		5.27	2.07	0.43

Total from investment operations	(9.44)		5.09	1.93	0.41

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.21)		(0.00)	(0.00)	(0.00)

Total distributions	(0.21)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$7.78		$17.43	$12.34	$10.41

Total return	-54.14%		41.25%	18.54%	4.10%
Net assets, end of period (in millions)	$5		$10	$6	$6
Ratio of expenses to average net assets	2.56	%(2)	2.32%	2.51%	2.58	%(2)
Ratio of net investment loss to average net assets	-1.49	%(2)	-1.38%	-1.19%	-0.73	%(2)
Portfolio turnover rate	4%		12%	19%	4%

(1)Commencement of operations of the class.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended June 30,		For the period from 3-1-06(1) through
	12-31-08		2008	2007	6-30-06

Net asset value, beginning of period	$17.93		$12.53	$10.44	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	0.00	0.01
Net realized and unrealized gain (loss) on investments	(9.64)		5.44	2.09	0.43

Total from investment operations	(9.65)		5.40	2.09	0.44

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.28)		(0.00)	(0.00)	(0.00)

Total distributions	(0.28)		(0.00)	(0.00)	(0.00)

Net asset value, end of period	$8.00		$17.93	$12.53	$10.44

Total return	-53.82%		43.10%	20.02%	4.40%
Net assets, end of period (in millions)	$1		$2	$1	$1
Ratio of expenses to average net assets	1.15	%(2)	1.12%	1.21%	1.46	%(2)
Ratio of net investment income (loss) to average net assets	-0.03	%(2)	-0.17%	0.07%	0.29	%(2)
Portfolio turnover rate	4%		12%	19%	4%

(1)Commencement of operations of the class.
(2)Annualized.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE FUND

Portfolio Highlights

On December 31, 2008, Waddell & Reed Advisors Value Fund had net assets totaling $311,043 (in thousands) invested in a diversified portfolio of:

91.42%	Domestic Common and Preferred Stocks
6.24%	Foreign Common Stocks
2.34%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on December 31, 2008, your fund owned:

Stocks	$97.66
Financials	$20.96
Energy	$19.77
Industrials	$12.36
Consumer Staples	$12.35
Health Care	$10.34
Information Technology	$8.85
Telecommunication Services	$4.66
Consumer Discretionary	$3.78
Materials	$3.60
Utilities	$0.99
Cash and Cash Equivalents	$2.34

The Investments of Value Fund
December 31, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 4.15%
Lockheed Martin Corporation	71	$5,961
Raytheon Company	136	6,947
		12,908
Airlines - 1.20%
Delta Air Lines, Inc. (A)	211	2,422
UAL Corporation (B)	119	1,315
		3,737
Asset Management & Custody Banks - 0.32%
Blackstone Group L.P. (The)	153	1,001

Brewers - 2.14%
Molson Coors Brewing Company, Class B	136	6,668

Communications Equipment - 1.95%
Nokia Corporation, Series A, ADR	389	6,067

Computer Hardware - 5.71%
Hewlett-Packard Company	320	11,620
International Business Machines Corporation	73	6,144
		17,764
Construction & Engineering - 0.31%
Chicago Bridge & Iron Company N.V., NY Shares	95	950

Consumer Finance - 2.46%
Capital One Financial Corporation (B)	240	7,663

Department Stores - 1.63%
Macy's Inc.	489	5,065

Diversified Chemicals - 0.63%
Solutia Inc. (A)	431	1,941

Environmental & Facilities Services - 1.90%
Waste Management, Inc.	179	5,925

Health Care Distributors - 7.12%
AmerisourceBergen Corporation	261	9,321
McKesson Corporation	332	12,843
		22,164
Home Improvement Retail - 1.30%
Home Depot, Inc. (The)	176	4,043

Industrial Machinery - 2.23%
Illinois Tool Works Inc. (B)	198	6,929

Integrated Oil & Gas - 13.00%
Chevron Corporation	219	16,170
Exxon Mobil Corporation	127	10,154
Marathon Oil Corporation	281	7,680
Occidental Petroleum Corporation	107	6,413
		40,417
Integrated Telecommunication Services - 4.66%
Verizon Communications Inc.	428	14,509

Managed Health Care - 2.57%
UnitedHealth Group Incorporated (B)	301	7,999

Metal & Glass Containers - 1.98%
Pactiv Corporation (A)	248	6,168

Mortgage REITs - 3.14%
Annaly Capital Management, Inc.	616	9,776

Multi-Utilities - 0.99%
Duke Energy Corporation	204	3,068

Office Electronics - 1.19%
Xerox Corporation	466	3,710

Oil & Gas Exploration & Production - 1.91%
Devon Energy Corporation	91	5,953

Oil & Gas Storage & Transportation - 4.86%
Atlas Pipeline Partners, L.P.	109	653
Boardwalk Pipeline Partners, L.P.	86	1,520
Energy Transfer Equity, L.P.	118	1,916
Energy Transfer Partners, L.P.	57	1,949
Enterprise Products Partners L.P.	321	6,652
MarkWest Energy Partners, L.P.	98	780
Regency Energy Partners L.P.	204	1,638
		15,108
Other Diversified Financial Services - 3.22%
Bank of America Corporation	201	2,828
J.P. Morgan Chase & Co. (B)	228	7,185
		10,013
Packaged Foods & Meats - 4.59%
General Mills, Inc. (B)	119	7,241
Kraft Foods Inc.	262	7,024
		14,265
Pharmaceuticals - 0.65%
Johnson & Johnson	34	2,010

Property & Casualty Insurance - 8.18%
ACE Limited	116	6,112
Allstate Corporation (The)	171	5,605
Travelers Companies, Inc. (The)	303	13,709
		25,426
Railroads - 2.57%
Union Pacific Corporation (B)	167	7,992

Regional Banks - 1.62%
SunTrust Banks, Inc.	55	1,627
Zions Bancorporation	139	3,417
		5,044
Reinsurance - 2.02%
Endurance Specialty Holdings Ltd.	97	2,949
Everest Re Group, Ltd.	38	2,863
RenaissanceRe Holdings Ltd.	9	464
		6,276
Restaurants - 0.65%
Jack in the Box Inc. (A)	92	2,021

Specialty Stores - 0.20%
Office Depot, Inc. (A)	211	628

Tobacco - 5.62%
Altria Group, Inc.	225	3,382
Lorillard, Inc.	103	5,782
Philip Morris International Inc.	191	8,302
		17,466

TOTAL COMMON STOCKS - 96.67%		$300,674
(Cost: $343,449)

PREFERRED STOCKS - 0.99%
Diversified Metals & Mining
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative, Convertible	65	$3,070
(Cost: $3,159)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Hershey Company (The),
0.210%, 1-8-09	$4,750	4,750
Hewlett-Packard Company,
0.300%, 1-27-09	5,000	4,999

TOTAL SHORT-TERM SECURITIES - 3.13%		$9,749
(Cost: $9,749)

TOTAL INVESTMENT SECURITIES - 100.79%		$313,493
(Cost: $356,357)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.79%)		(2,450)

NET ASSETS - 100.00%		$311,043
Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.
(B)Securities serve as cover for the following written options outstanding at December 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
General Mills, Inc.:	1	January/60.0	$308	$197
Illinois Tool Works Inc.:	-*	March/40.0	51	37
J.P. Morgan Chase & Co.:	1	March/37.5	98	55
UAL Corporation:	1	March/22.5	103	42
Union Pacific Corporation:	1	January/70.0	85	1
UnitedHealth Group Incorporated:	3	February/30.0	227	298
			$872	$630

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value
Molson Coors Brewing Company, Class B:	-*	January/50.0	$54	$45

*Not shown due to rounding as amount is less than 500.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      VALUE FUND
      December 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value: (cost - $356,357)	$313,493
Cash	211
Receivables:
Investment securities sold	2,873
Dividends and interest	976
Fund shares sold	631
Prepaid and other assets	38

Total assets	318,222

LIABILITIES
Payable for investment securities purchased	5,309
Payable to Fund shareholders	915
Outstanding written options - at value (premium received - $926)	675
Accrued shareholder servicing	161
Accrued distribution and service fees	53
Accrued accounting services fee	8
Accrued management fee	6
Other	52

Total liabilities	7,179

Total net assets	$311,043

NET ASSETS
$0.001 par value capital stock:
Capital stock	$38
Additional paid-in capital	401,676
Accumulated loss:
Accumulated net investment loss	(79)
Accumulated net realized loss on investment transactions	(47,979)
Net unrealized depreciation in value of investments	(42,613)

Net assets applicable to outstanding units of capital	$311,043

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.15
Class B	$7.94
Class C	$8.00
Class Y	$8.13
Capital shares outstanding:
Class A	31,831
Class B	2,559
Class C	1,042
Class Y	2,842
Capital shares authorized	340,000

See Accompanying Notes to Financial Statements.

Statement of Operations
      VALUE FUND
      For the Six Months Ended December 31, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $30)	$5,079
Interest and amortization	157

Total income	5,236

Expenses:
Investment management fee	1,266
Shareholder servicing:
Class A	636
Class B	81
Class C	31
Class Y	17
Distribution and service fees:
Class A	380
Class B	126
Class C	53
Accounting services fee	57
Audit fees	15
Custodian fees	10
Legal fees	10
Other	88

Total	2,770
Less expenses in excess of limit	(18)

Total expenses	2,752

Net investment income	2,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized net loss on securities	(36,848)
Realized net gain on written options	381

Realized net loss on investments	(36,467)

Unrealized depreciation in value of securities during the period	(73,998)
Unrealized appreciation in value of written options during the period	638

Unrealized depreciation in value of investments during the period	(73,360)

Net loss on investments	(109,827)

Net decrease in net assets resulting from operations	$(107,343)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      VALUE FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended December 31, 2008	For the fiscal year ended June 30, 2008

DECREASE IN NET ASSETS
Operations:
Net investment income	$2,484	$3,998
Realized net gain (loss) on investments	(36,467)	10,700
Unrealized depreciation	(73,360)	(113,619)

Net decrease in net assets resulting from operations	(107,343)	(98,921)

Distributions to shareholders from:
Net investment income:
Class A	(3,921)	(4,442)
Class B	(78)	(36)
Class C	(34)	(17)
Class Y	(486)	(414)
Realized gains on investment transactions:
Class A	––	(33,800)
Class B	––	(3,354)
Class C	––	(1,376)
Class Y	––	(2,236)

	(4,519)	(45,675)

Capital share transactions	(11,432)	(46,123)

Total decrease	(123,294)	(190,719)
NET ASSETS
Beginning of period	434,337	625,056

End of period	$311,043	$434,337

Accumulated undistributed net investment income (loss)	$(79)	$1,956

See Accompanying Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008	2007	2006	2005		2004

Net asset value, beginning of period	$11.09		$14.64	$12.80	$12.94		$11.77		$9.77

Income (loss) from investment operations:
Net investment income	0.07		0.12	0.13	0.11		0.14		0.06
Net realized and unrealized gain (loss) on investments	(2.89)		(2.51)	2.71	0.58		1.12		1.99

Total from investment operations	(2.82)		(2.39)	2.84	0.69		1.26		2.05

Less distributions from:
Net investment income	(0.12)		(0.13)	(0.10)	(0.15)		(0.09)		(0.05)
Capital gains	(0.00)		(1.03)	(0.90)	(0.68)		(0.00)		(0.00)

Total distributions	(0.12)		(1.16)	(1.00)	(0.83)		(0.09)		(0.05)

Net asset value, end of period	$8.15		$11.09	$14.64	$12.80		$12.94		$11.77

Total return(1)	-25.33%		-17.35%	22.82%	5.40%		10.69%		21.04%
Net assets, end of period (in millions)	$259		$364	$514	$435		$501		$402
Ratio of expenses to average net assets including expense waiver	1.45	%(2)	1.33%	1.31%	1.34%		1.34%		1.40%
Ratio of net investment income to average net assets including expense waiver	1.44	%(2)	0.83%	0.91%	0.78%		1.18%		0.60%
Ratio of expenses to average net assets excluding expense waiver	1.46	%(2)	1.34%	1.32%	1.34	%(3)	1.34	%(3)	1.40	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.43	%(2)	0.82%	0.90%	0.78	%(3)	1.18	%(3)	0.60	%(3)
Portfolio turnover rate	31%		52%	38%	67%		46%		92%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008	2007	2006	2005		2004

Net asset value, beginning of period	$10.74		$14.21	$12.47	$12.62		$11.52		$9.60

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.01)	(0.03)		0.03		(0.03)
Net realized and unrealized gain (loss) on investments	(2.76)		(2.39)	2.65	0.58		1.07		1.95

Total from investment operations	(2.77)		(2.43)	2.64	0.55		1.10		1.92

Less distributions from:
Net investment income	(0.03)		(0.01)	(0.00)	(0.02)		(0.00)		(0.00)
Capital gains	(0.00)		(1.03)	(0.90)	(0.68)		(0.00)		(0.00)

Total distributions	(0.03)		(1.04)	(0.90)	(0.70)		(0.00)		(0.00)

Net asset value, end of period	$7.94		$10.74	$14.21	$12.47		$12.62		$11.52

Total return	-25.78%		-18.10%	21.75%	4.41%		9.55%		20.00%
Net assets, end of period (in millions)	$20		$32	$51	$47		$54		$49
Ratio of expenses to average net assets including expense waiver	2.44	%(1)	2.24%	2.23%	2.28	%(2)	2.29	%(2)	2.39	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	0.43	%(1)	-0.09%	0.00%	-0.15	%(2)	0.23	%(2)	-0.39	%(2)
Ratio of expenses to average net assets excluding expense waiver	2.45	%(1)	2.25%	2.24%	2.28	%(2)	2.29	%(2)	2.39	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.42	%(1)	-0.10%	-0.01%	-0.15	%(2)	0.23	%(2)	-0.39	%(2)
Portfolio turnover rate	31%		52%	38%	67%		46%		92%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008	2007	2006	2005		2004

Net asset value, beginning of period	$10.81		$14.30	$12.55	$12.69		$11.57		$9.64

Income (loss) from investment operations:
Net investment income (loss)	0.00		(0.04)	(0.00)	(0.03)		0.04		(0.03)
Net realized and unrealized gain (loss) on investments	(2.78)		(2.41)	2.65	0.60		1.08		1.96

Total from investment operations	(2.78)		(2.45)	2.65	0.57		1.12		1.93

Less distributions from:
Net investment income	(0.03)		(0.01)	(0.00)	(0.03)		(0.00)		(0.00)
Capital gains	(0.00)		(1.03)	(0.90)	(0.68)		(0.00)		(0.00)

Total distributions	(0.03)		(1.04)	(0.90)	(0.71)		(0.00)		(0.00)

Net asset value, end of period	$8.00		$10.81	$14.30	$12.55		$12.69		$11.57

Total return	-25.68%		-18.11%	21.69%	4.53%		9.68%		20.02%
Net assets, end of period (in millions)	$9		$13	$22	$20		$27		$22
Ratio of expenses to average net assets including expense waiver	2.38	%(1)	2.22%	2.20%	2.24	%(2)	2.22	%(2)	2.29	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	0.49	%(1)	-0.07%	0.02%	-0.11	%(2)	0.31	%(2)	-0.29	%(2)
Ratio of expenses to average net assets excluding expense waiver	2.39	%(1)	2.23%	2.21%	2.24	%(2)	2.22	%(2)	2.29	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.48	%(1)	-0.08%	0.01%	-0.11	%(2)	0.31	%(2)	-0.29	%(2)
Portfolio turnover rate	31%		52%	38%	67%		46%		92%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended June 30,
	12-31-08		2008	2007	2006	2005		2004

Net asset value, beginning of period	$11.11		$14.67	$12.83	$12.97		$11.80		$9.79

Income (loss) from investment operations:
Net investment income	0.07		0.18	0.18	0.15		0.19		0.11
Net realized and unrealized gain (loss) on investments	(2.87)		(2.52)	2.71	0.59		1.12		2.01

Total from investment operations	(2.80)		(2.34)	2.89	0.74		1.31		2.12

Less distributions from:
Net investment income	(0.18)		(0.19)	(0.15)	(0.20)		(0.14)		(0.11)
Capital gains	(0.00)		(1.03)	(0.90)	(0.68)		(0.00)		(0.00)

Total distributions	(0.18)		(1.22)	(1.05)	(0.88)		(0.14)		(0.11)

Net asset value, end of period	$8.13		$11.11	$14.67	$12.83		$12.97		$11.80

Total return	-25.16%		-17.04%	23.28%	5.83%		11.16%		21.74%
Net assets, end of period (in millions)	$23		$25	$38	$31		$27		$21
Ratio of expenses to average net assets including expense waiver	0.93	%(1)	0.92%	0.91%	0.92	%(2)	0.92	%(2)	0.93	%(2)
Ratio of net investment income to average net assets including expense waiver	2.01	%(1)	1.23%	1.31%	1.19	%(2)	1.60	%(2)	1.06	%(2)
Ratio of expenses to average net assets excluding expense waiver	0.94	%(1)	0.93%	0.92%	0.92	%(2)	0.92	%(2)	0.93	%(2)
Ratio of net investment income to average net assets excluding expense waiver	2.00	%(1)	1.22%	1.30%	1.19	%(2)	1.60	%(2)	1.06	%(2)
Portfolio turnover rate	31%		52%	38%	67%		46%		92%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

      December 31, 2008
      (In Thousands, Except Where Otherwise Noted)                                             (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Waddell & Reed Advisors Select Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues three series of capital shares; each series represents ownership of a separate mutual fund (Fund).

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees, directly attributable to that class. Class A, B, and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Corporation.

Securities Valuation. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors.

To determine values of fixed-income securities, the independent pricing service takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the independent pricing service are valued using valuations obtained from dealers that make markets in the securities.

Options and swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at the mean between the last bid and asked price. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds are valued at the net asset value at the close of each business day.

Short-term securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Fund, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

In addition, all securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

Foreign Currency Translation. Each Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading. Foreign exchange rates are valued primarily using an independent pricing service authorized by the Board of Directors.

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

Repurchase agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Each Fund may enter into financial instrument transactions (such as swaps, futures, written options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. During the current fiscal year, the Corporation instituted the provisions of Financial Accounting Standards Board No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). As required by FIN 48, management of the Corporation periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of December 31, 2008, management believes that under this standard no liability for unrecognized tax positions is required. The Corporation is subject to examination by U.S. federal and state authorities for returns filed for years after 2004.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. "Custodian fees" in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Earnings credit" line item, if applicable, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnifications. The Corporation's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Corporation. In the normal course of business, the Corporation may also enter into contracts that provide general indemnifications. The Corporation's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Corporation. The risk of material loss from such claims is considered remote.

Concentration of Risk. Energy Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of companies principally engaged in exploration, discovery, distribution or related to the infrastructure of energy and/or alternative energy. Investing in companies involved in one specified sector may be more risky than an investment with greater diversification.

Dividend Opportunities Fund and Energy Fund may have a significant investment in international securities. International investing involves additional risks, including currency fluctuations, political or economic conditions affecting the foreign country, and differences in accounting standards and foreign regulations.

Recent Accounting Pronouncements. In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Corporation will institute SFAS 161 during the fiscal year ending June 30, 2010 and its potential impact, if any, on the financial statements is currently being assessed by management.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by each Fund at the annual rates of:

Fund	Net Asset Breakpoints	Annual Rate

Dividend Opportunities Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Energy Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 9), the fee is as follows:

Fund	Net Asset Breakpoints	Annual Rate

Value Fund	Up to $1 Billion	0.690%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

During the six-month period ended December 31, 2008, the investment management fee waived for Value Fund was $18.

WRIMCO has voluntarily agreed to waive its management fee on any day if a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

Accounting Services Fees. The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays monthly a fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until a Fund's net assets are at least $10 million.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Corporation and WRSCO, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month each Fund pays a monthly fee as follows: Dividend Opportunities Fund - $1.5792; Energy Fund and Value Fund - $1.5042. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes.

Non-networked accounts. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares was revised so that the Fund pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WRSCO has agreed to reduce that fee if the number of total shareholders accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries.

Broker accounts. Certain broker-dealers maintain shareholder accounts with the Fund through an omnibus account and provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. The Fund, or WRIMCO (including any affiliate of WRIMCO) or both, may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.35%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2008, W&R received the following amounts in gross sales commissions and CDSC:

	Gross Sales Commissions	CDSC
		Class A		Class B	Class C

Dividend Opportunities Fund	$748	$1		$13	$1
Energy Fund	480	––	*	5	––	*
Value Fund	234	––	*	10	1
*Not shown due to rounding.

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the six-month period ended December 31, 2008, W&R paid the following amounts: Dividend Opportunities Fund - $456; Energy Fund - $292 and Value Fund - $144.

Compensation to Directors. During the six-month period ended December 31, 2008, Dividend Opportunities Fund, Energy Fund and Value Fund paid Directors' regular compensation of $15, $7 and $5, respectively, which are included in other expenses.

3. INVESTMENT VALUATIONS

The Corporation has instituted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

Dividend Opportunities Fund	Investments	Other Financial Instruments+

Level One - Quoted Prices	$507,872	$––
Level Two - Other Significant Observable Inputs	46,319	––
Level Three - Significant Unobservable Inputs	––	––

Total	$554,191	$––

Energy Fund	Investments	Other Financial Instruments+

Level One - Quoted Prices	$141,847	$––
Level Two - Other Significant Observable Inputs	4,408	––
Level Three - Significant Unobservable Inputs	––	––

Total	$146,255	$––

Value Fund	Investments	Other Financial Instruments+

Level One - Quoted Prices	$303,744	$(378)
Level Two - Other Significant Observable Inputs	9,749	––
Level Three - Significant Unobservable Inputs	––	(297)

Total	$313,493	$(675)

The following tables are a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Value Fund	Investments	Other Financial Instruments+

Beginning balance 6-30-08	$––	$(242)
Net realized gain (loss)	––	(295)
Net change in unrealized appreciation (depreciation)	––	144
Net purchases (sales)	––	96
Transfers in and/or out of Level 3	––	––

Ending Balance 12-31-08	$––	$(297)

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$––	$(71)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts. Written options are shown at market value above, but only appreciation (depreciation) is shown in the Statement of Assets and Liabilities.

4. INVESTMENT SECURITIES TRANSACTIONS

For the six-month period ended December 31, 2008, the cost of purchases and the proceeds from maturities and sales of investment securities, other than U.S. Government and short-term securities were as follows:

	Purchases	Sales

Dividend Opportunities Fund	$128,772	$53,990
Energy Fund	33,306	7,899
Value Fund	112,068	116,248

For Federal income tax purposes, cost of investments owned at December 31, 2008 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Depreciation

Dividend Opportunities Fund	$645,964	$19,895	$111,668	$(91,773)
Energy Fund	211,375	5,730	70,850	(65,120)
Value Fund	358,359	32,610	77,476	(44,866)

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2008 and the related net capital losses and post-October activity were as follows:

	Dividend Opportunities Fund	Energy Fund	Value Fund

Net ordinary income	$4,377	$68	$4,002
Distributed ordinary income	4,271	––	15,142
Undistributed ordinary income	439	68	2,011

Realized long term capital gains	––	3,794	20,924
Distributed long term capital gains	10,008	––	30,533
Undistributed long term capital gains	––	3,794	––

Post-October losses deferred	8,561	––	8,734

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

Dividend Opportunities Fund

June 30, 2016	$96

6. MULTICLASS OPERATIONS

Transactions in capital stock for the six-month period ended December 31, 2008 are summarized below.

	Dividend Opportunities Fund	Energy Fund	Value Fund

Shares issued from sale of shares:
Class A	11,976	3,936	4,287
Class B	204	95	108
Class C	420	130	159
Class Y	175	72	631
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	321	447	498
Class B	3	17	10
Class C	3	15	5
Class Y	8	5	63
Shares redeemed:
Class A	(7,189)	(3,665)	(5,827)
Class B	(363)	(125)	(505)
Class C	(306)	(125)	(326)
Class Y	(59)	(69)	(122)

Increase (decrease) in outstanding capital shares	5,193	733	(1,019)

Value issued from sale of shares:
Class A	$144,485	$45,740	$37,591
Class B	2,443	1,185	919
Class C	4,729	1,373	1,399
Class Y	1,948	927	5,042
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	3,790	3,541	3,850
Class B	29	131	77
Class C	33	113	33
Class Y	95	42	486
Value redeemed:
Class A	(89,336)	(37,646)	(52,237)
Class B	(4,629)	(1,371)	(4,559)
Class C	(3,877)	(1,262)	(2,884)
Class Y	(762)	(734)	(1,149)

Increase (decrease) in outstanding capital	$58,948	$12,039	$(11,432)

Transactions in capital stock for the fiscal year ended June 30, 2008 are summarized below.

	Dividend Opportunities Fund	Energy Fund	Value Fund

Shares issued from sale of shares:
Class A	14,169	7,746	5,505
Class B	389	232	171
Class C	351	187	108
Class Y	87	93	121
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	723	––	2,920
Class B	29	––	262
Class C	22	––	108
Class Y	20	––	208
Shares redeemed:
Class A	(6,699)	(2,220)	(10,628)
Class B	(403)	(94)	(1,092)
Class C	(417)	(140)	(544)
Class Y	(228)	(43)	(683)

Increase (decrease) in outstanding capital shares	8,043	5,761	(3,544)

Value issued from sale of shares:
Class A	$238,493	$115,970	$71,601
Class B	6,545	3,484	2,140
Class C	5,892	2,775	1,366
Class Y	1,468	1,401	1,573
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	12,701	––	37,263
Class B	501	––	3,251
Class C	391	––	1,351
Class Y	348	––	2,648
Value redeemed:
Class A	(112,210)	(32,081)	(137,514)
Class B	(6,823)	(1,354)	(13,646)
Class C	(6,967)	(2,074)	(6,882)
Class Y	(3,802)	(587)	(9,274)

Increase (decrease) in outstanding capital	$136,537	$87,534	$(46,123)

7. OPTIONS

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the written option. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For a Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received. Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase the Fund's exposure to the underlying security (or basket of securities). Purchasing put options and writing call options may decrease a Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to that Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into over-the-counter (OTC) option transactions with counterparties, that Fund will be exposed to the risk that counterparties to these OTC transactions, for whatever reason, will be unable to meet their obligations under the terms of the transaction.

For Energy Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2008	––	$––
Options written	14,226	1,238
Options terminated in closing purchase transactions	(14,226)	(1,238)
Options exercised	––	––
Options expired	––	––

Outstanding at December 31, 2008	––	$––

For Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2008	3	$250
Options written	22	3,604
Options terminated in closing purchase transactions	(10)	(2,160)
Options exercised	––	––
Options expired	(8)	(822)

Outstanding at December 31, 2008	7	$872

For Value Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2008	4	$436
Options written	4	470
Options terminated in closing purchase transactions	(1)	(157)
Options exercised	(5)	(559)
Options expired	(2)	(136)

Outstanding at December 31, 2008	–– *	$54

*Not shown due to rounding.

8. NAME CHANGE

On June 2, 2008, Waddell & Reed Advisors Dividend Income Fund changed its name to Waddell & Reed Advisors Dividend Opportunities Fund and changed its investment objective to provide total return.

9. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the Ivy Funds Variable Insurance Portfolios, Inc. (formerly W&R Target Funds, Inc.) (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. During the past six months, Dividend Opportunities and Energy Funds were not one of the selected funds to participate in or benefit from the aggregate management fee reduction discussed above. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

10. SUBSEQUENT EVENT

On December 12, 2008, a special shareholder meeting for each Fund was held to approve a proposed Agreement and Plan of Reorganization and Termination, pursuant to which each Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Waddell & Reed Advisors Funds. On January 30, 2009, that reorganization took place.

Renewal of Investment Management Agreement for Waddell & Reed Advisors Select Funds, Inc.

At its meeting on August 11, 12 and 13, 2008, the Corporation's Board of Directors, including all of the Disinterested Directors, considered and approved the continuance of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Corporation with respect to each of Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund and Waddell & Reed Advisors Value Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement. In addition, the Disinterested Directors engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Directors that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement (the "Initial Response"). Thereafter, independent legal counsel sent to WRIMCO a supplemental request for certain additional information, and WRIMCO provided additional information in response to this request. The Directors also received reports prepared by an independent third party, Lipper Inc. ("Lipper"), relating to each Fund's performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the "Performance Universe") and to the expenses of a peer group of comparable funds selected by Lipper (the "Peer Group"), respectively. Further, the Directors received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to each Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Directors considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement as to each Fund.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio. The Directors considered each Fund's performance, both on an absolute basis and in relation to the performance of its Performance Universe. Each Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of each Fund and also considered each Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Directors' review also included consideration of each Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered, for each Fund, the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective and similar investment policies and strategies as the Fund ("Similar Funds"). The Directors also considered, for each Fund, the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective and similar investment policies and strategies as the Fund ("Other Accounts").

Additional Considerations with Respect to Each Fund

Waddell & Reed Advisors Dividend Opportunities Fund

The Directors considered that Waddell & Reed Advisors Dividend Opportunities Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one- and three-year periods for which information was provided, since the Fund did not have a five-year performance record as of March 31, 2008.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median and that the overall expense ratio was higher than the Peer Group median. They considered that the Fund's non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the non-management fee expenses were lower than the Peer Group median. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its Peer Group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Energy Fund

The Directors considered that Waddell & Reed Advisors Energy Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-year period for which information was provided, since the Fund did not have a three-year performance record as of March 31, 2008.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund's non-management fee expenses were higher than the Peer Group median on an unadjusted basis and that, when adjusted for the Fund's smaller average account size, the non-management fee expenses were higher than the Peer Group median. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its Peer Group.

The Directors also considered that the Similar Funds had an advisory fee schedule that was the same as the Fund's advisory fee schedule and that there were no Other Accounts. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors Value Fund

The Directors considered that Waddell & Reed Advisors Value Fund's total return performance was lower than the Performance Universe median and the Lipper index for the one-, three-, and five-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that the Fund's underperformance resulted primarily from poor stock selection within the financial sector and explaining also that the Fund's performance improved for the year-to-date period through May 31, 2008.

The Directors considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median and that the overall expense ratio was higher than the Peer Group median. They considered that the Fund's non-management fee expenses were higher than the Peer Group median on an unadjusted basis and that, when adjusted for the Fund's smaller average account size, the non-management fee expenses were higher than the Peer Group median. The Directors considered the transfer agency fee reduction that became effective September 1, 2006. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its Peer Group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as or higher than the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Directors also considered that each Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. With respect to Waddell & Reed Advisors Value Fund, the Directors also considered the management fee rate reductions that became effective October 1, 2006, for the Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for Waddell & Reed Advisors Value Fund on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to a Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to each Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of its Performance Universe and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of the Peer Group;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that each Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement is in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

The Disinterested Directors of Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Inc.1 and Waddell & Reed InvestEd Portfolios, Inc. (the "Funds") have appointed an independent fee consultant. Below is a summary of the written fee evaluation of such consultant for the most recent year.

1Formerly, W&R Target Funds, Inc.

Summary

Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Investment Management Company ("WRIMCO") and Waddell & Reed Services Company ("WRSCO") (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("AOD"), the Disinterested Directors of each Fund's Board appointed an Independent Fee Consultant ("IFC") to manage the process by which proposed management fees paid by the Funds to WRIMCO are negotiated. The IFC does not replace the Directors in negotiating management fees and does not substitute his or her judgment for that of the Directors about the reasonableness of the proposed fees.

In the IFC's 2008 written evaluation of the proposed management fees of the Funds ("Report"), the IFC addressed the following six factors:

1. The nature and quality of Waddell's services, including Fund performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Possible economies of scale as the Funds grow larger

4. Management fees (including any components thereof) charged to institutional and other clients of Waddell for like services

5. Costs to Waddell and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit

6. Profit margins of Waddell and its affiliates from supplying such services

The following is a summary of the Report's discussion of the contract renewal process, related materials, and the IFC's findings.

Analysis of the Process

The Report noted that the Boards previously created the Special Compliance & Governance Committee ("Compliance Committee"), which is composed of Disinterested Directors and charged with the responsibility for certain work associated with the contract renewal process.

The Report stated that the contract renewal process includes a number of sequential steps by which the Disinterested Directors go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds' respective investment management agreements with WRIMCO and the sub-advisory agreements with certain sub-advisors. The Report stated that the IFC participated throughout the contract renewal process.

The Disinterested Directors instructed independent legal counsel to the Disinterested Directors, K&L Gates LLP ("K&L Gates"), to prepare a letter requesting information from WRIMCO needed for the contract renewal process, which was provided. Lipper, Inc. ("Lipper") was asked to provide independently compiled comparative information about the Funds. The Report stated that Lipper selected the peer group with input from WRIMCO to ensure that Lipper understood the investment and distribution intricacies of the Funds and that the IFC observed and concurred in the selection.

The Report noted that the Compliance Committee met with the IFC and K&L Gates to discuss the information provided by WRIMCO and Lipper and to determine whether to request any additional information from WRIMCO prior to the August Disinterested Directors and Board meetings. At the Compliance Committee's direction, K&L Gates sent a supplemental request to WRIMCO for certain additional information, which was provided prior to the Disinterested Directors' August 2008 meetings.

Analysis of Materials

Materials refer to the informational materials that were prepared by Waddell and Lipper in response to the data requested by the Disinterested Directors through the Compliance Committee and K&L Gates. The IFC reviewed the information produced and found it to be responsive to the requests by the Disinterested Directors. He also reviewed certain other materials that he considered relevant.

The IFC used these materials to analyze trends and comparative information about the six factors listed above. The Report noted that, apart from these materials, the Disinterested Directors also received information throughout the year, some of which the IFC reviewed, that was also relevant to the contract renewal process.

(1) Nature and Quality of Services

In the Report, the IFC commented on the investment performance of the Funds. The performance data for these comparisons were drawn from the Lipper materials. Performance information was based on March 31, 2008 data, and references in the Report to 1-, 3- and 5-year periods referred to the periods ended on March 31, 2008.

The Report stated that the IFC's experience is that fund directors should focus on longer-term performance during the contract renewal process (though they may choose to focus on shorter-term performance for other purposes). Accordingly, the Report concentrated on 3-year performance in comparison to the "performance universe," rather than on the more limited "performance group," because, in the IFC's experience, fund investors are more typically concerned with the objective and style of management than the size of the fund. The Report recommended that the Disinterested Directors focus on a 3-year view of investment performance for the purposes of contract renewal, because it is long enough to reflect most market cycles and short enough to be relevant to the holding period for many mutual fund shareholders.

The Report stated that, overall, the Funds reflect strong and improving performance in the 1-, 3- and 5-year periods. The collective (Advisors Funds, Ivy VIP Funds and InvestEd Portfolios together) 5-year performance has 50% of the Funds in the first two quintiles of their performance universe and 3% in the 5th quintile. The 3-year figures improve to 65% of the Funds in the first two quintiles and 8% in the 5th quintile, and the 1-year figures reflect similar performance with 64% in the first two quintiles and 5% in the 5th quintile. Emphasizing the improvement, the Report noted that the 1-year short-term performance has only 7% of the Funds in the combined 4th and 5th quintiles, a decrease from 18% in the 3-year performance, and 31% in the 5-year performance periods.

Although the IFC found that the Funds have strong performance, it also noted that certain Funds have experienced either continuing or recent challenges. The IFC suggested that the Disinterested Directors request additional information from WRIMCO regarding certain Funds. The Disinterested Directors reviewed the information provided by WRIMCO.

The Report suggested that, if a Fund consistently demonstrates poor performance, higher than average expenses, or a combination of both, it may be appropriate for the Disinterested Directors to consider taking affirmative action. Possible actions cited by the Report include requesting more frequent reports, WRIMCO's providing more research support, WRIMCO's providing more portfolio management capability, seeking an outside sub-advisor, or requesting a voluntary fee waiver. The IFC did not identify any individual Funds that required this attention at this time.

The Report noted that, with respect to services provided by WRIMCO affiliates, WRSCO maintained internal statistics to track shareholder service quality, which showed marked improvement in 2008, and also retained Dalbar, Inc. to provide an independent quality assessment. WRSCO scored either very good or excellent in all categories evaluated by Dalbar.

(2) Fund Fees

The Report stated that information for this metric is drawn from the Lipper analysis and is compared with a peer group for each Fund. The Report noted that the majority of Funds have management fees above the median of their peer groups. It concluded that, overall, more Funds have improved their comparative ranking of actual management fees in 2008 than declined.

The Report also noted that, in general, the Funds have higher total expenses than the peer group and that this is often caused by non-management fees. The Report noted that a number of Advisors Funds have smaller average account sizes relative to the general mutual fund industry and commented on the impact of such account sizes on the Funds' non-management expenses. The Report also noted the Disinterested Directors' prior discussions regarding possible means of addressing this impact and their continuing attention to this matter.

(3) Possible Economies of Scale

The Report noted that economies of scale occur when assets grow and a fund's fixed costs are spread over a larger asset base. The Report also pointed out that fund managers usually share economies of scale by implementing breakpoints, or scale-downs, in the structure of the management fee. As a general rule, fund directors establish breakpoints prospectively at an asset level beyond the current asset level so that shareholders benefit from future asset growth. Lipper provided the Disinterested Directors with a comprehensive listing of breakpoints in the Funds and compared the Funds' and peer groups' effective fees at uniform asset levels.

The IFC found that the Funds, except for Waddell & Reed Advisors Cash Management and Ivy VIP Money Market Fund, already have breakpoints in place and that these breakpoints appear adequate in providing economies of scale. However, the IFC suggested that the Disinterested Directors review the current breakpoint structure of certain Funds to determine whether an adjustment might be needed. The Disinterested Directors did so and determined that the current breakpoint structure of the Funds is appropriate.

(4) Management Fees for Comparable and Alternative Products

The Report noted that the Advisors and Ivy VIP Funds have Funds with similar investment styles and therefore anticipated comparable management fees. The Report stated that management fee variances can be explained with the larger average asset size of the Advisors Funds, causing some of the Funds to reach breakpoints and reductions in management fees, or Funds that have remaining waivers. The Report further stated that, although their management fees are comparable, the Advisors Fund total expense ratio is on average higher than the comparable Ivy VIP Fund total expense ratio because of the shareholder service expenses of the Advisors Fund.

The Report noted that WRIMCO manages money for different types of clients besides mutual funds. These include corporate and municipal pension funds and investment pools for wealthy individuals (collectively, "separate accounts"). Several of these separate accounts are managed with the same investment objective and in the same style as some of the Advisors and Ivy VIP Funds. In most cases, the data provided by WRIMCO show that net management fees for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to the different type of responsibilities borne by WRIMCO as a mutual fund manager and as a separate account manager. The IFC found these differences reasonable.

(5) Costs to Waddell and its Affiliates of Supplying Services

The Report pointed out that an important component of the profit margin analysis involves ensuring that advisor's allocation procedures are reasonable and consistent from year to year. WRIMCO uses multiple methodologies for allocation including assets, revenue, time, and square footage. The Report found that the bases of allocation have remained consistent over the past several years and that the allocation methodologies are reasonable.

(6) Profit Margins from Supplying Management Services

The Report noted that the disinterested directors of mutual funds are required to assess that the profitability of the advisory contracts to the advisor is not excessive. In connection with the Fund-by-Fund profitability review, WRIMCO provided an analysis of the profitability of each Fund. The IFC did not find the profit margins excessive.

The Report also noted that disinterested directors often review the overall profitability of the investment management company. Lipper provided benchmarks against which to evaluate the overall profitability of Waddell and other public companies in the investment business. The Report found that this analysis places Waddell near the median of Lipper peers.

***

The Report stated that the IFC monitored the process, reviewed the materials, and reached the following conclusions:

  The contract renewal process conducted under the supervision of the Disinterested Directors has been careful, deliberate, and conscientious.
  The materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Directors and the full Boards.
  The discussion which took place leading up to and at the Disinterested Directors and Board meetings was substantive and conducted in accordance with the best interests of the shareholders of the Funds.

Shareholder Meeting Results

On December 12, 2008, a special shareholder meeting (Meeting) for Waddell & Reed Advisors Dividend Opportunities Fund (Fund) was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The Meeting was held for the following purpose (and with the following results):

Proposal 1: To elect thirteen Directors for the Fund.

Michael L. Avery
For	Against
74,900,940.520	1,895,745.866

Jarold W. Boettcher
For	Against
74,884,292.872	1,912,393.514

James M. Concannon
For	Against
74,879,706.030	1,916,980.356

John A. Dillingham
For	Against
74,818,963.646	1,977,722.740

David P. Gardner
For	Against
74,727,437.632	2,069,248.754

Joseph Harroz, Jr.
For	Against
74,871,535.724	1,925,150.662

John F. Hayes
For	Against
74,509,574.330	2,287,112.056

Robert L. Hechler
For	Against
74,439,244.016	2,357,442.370

Albert W. Herman
For	Against
74,801,705.155	1,994,981.231

Henry J. Herrmann
For	Against
74,879,664.322	1,917,022.064

Glendon E. Johnson, Sr.
For	Against
74,619,663.444	2,177,022.942

Frank J. Ross, Jr.
For	Against
74,883,322.857	1,913,363.529

Eleanor B. Schwartz
For	Against
74,803,563.672	1,993,122.714

Proposal 2: To approve for the Fund a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Waddell & Reed Advisors Funds.

For	Against	Abstain

31,565,367.796	715,180.067	897,459.288

On December 12, 2008, a special shareholder meeting (Meeting) for Waddell & Reed Advisors Energy Fund (Fund) was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The Meeting was held for the following purpose (and with the following results):

Proposal 1: To elect thirteen Directors for the Fund.

Michael L. Avery
For	Against
74,900,940.520	1,895,745.866

Jarold W. Boettcher
For	Against
74,884,292.872	1,912,393.514

James M. Concannon
For	Against
74,879,706.030	1,916,980.356

John A. Dillingham
For	Against
74,818,963.646	1,977,722.740

David P. Gardner
For	Against
74,727,437.632	2,069,248.754

Joseph Harroz, Jr.
For	Against
74,871,535.724	1,925,150.662

John F. Hayes
For	Against
74,509,574.330	2,287,112.056

Robert L. Hechler
For	Against
74,439,244.016	2,357,442.370

Albert W. Herman
For	Against
74,801,705.155	1,994,981.231

Henry J. Herrmann
For	Against
74,879,664.322	1,917,022.064

Glendon E. Johnson, Sr.
For	Against
74,619,663.444	2,177,022.942

Frank J. Ross, Jr.
For	Against
74,883,322.857	1,913,363.529

Eleanor B. Schwartz
For	Against
74,803,563.672	1,993,122.714

Proposal 2: To approve for the Fund a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Waddell & Reed Advisors Funds.

For	Against	Abstain

12,449,266.584	310,982.929	403,524.058

On December 12, 2008, a special shareholder meeting (Meeting) for Waddell & Reed Advisors Value Fund (Fund) was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The Meeting was held for the following purpose (and with the following results):

Proposal 1: To elect thirteen Directors for the Fund.

Michael L. Avery
For	Against
74,900,940.520	1,895,745.866

Jarold W. Boettcher
For	Against
74,884,292.872	1,912,393.514

James M. Concannon
For	Against
74,879,706.030	1,916,980.356

John A. Dillingham
For	Against
74,818,963.646	1,977,722.740

David P. Gardner
For	Against
74,727,437.632	2,069,248.754

Joseph Harroz, Jr.
For	Against
74,871,535.724	1,925,150.662

John F. Hayes
For	Against
74,509,574.330	2,287,112.056

Robert L. Hechler
For	Against
74,439,244.016	2,357,442.370

Albert W. Herman
For	Against
74,801,705.155	1,994,981.231

Henry J. Herrmann
For	Against
74,879,664.322	1,917,022.064

Glendon E. Johnson, Sr.
For	Against
74,619,663.444	2,177,022.942

Frank J. Ross, Jr.
For	Against
74,883,322.857	1,913,363.529

Eleanor B. Schwartz
For	Against
74,803,563.672	1,993,122.714

Proposal 2: To approve for the Fund a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Waddell & Reed Advisors Funds.

For	Against	Abstain

27,559,801.175	554,562.647	732,087.931

On January 30, 2009, each Fund was reorganized as a series of Waddell & Reed Advisors Funds, a Delaware statutory trust.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. Each Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1024SA (12-08)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	March 6, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	March 6, 2009